Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Stock Index Fund, Inc.
Entity Central Index Key	0000846800
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005028 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Stock Index Fund, Inc.
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Initial Shares returned 24.67%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The U.S. equity markets posted healthy double-digit gains due to resilient economic growth, moderating inflation and rising corporate profits. Large-cap stocks outperformed mid- and small-cap shares by a considerable margin.
  Growth-oriented stocks outperformed value-oriented shares due to the improving economic outlook, rising corporate profits, and the prospect of lower interest rates.
  The best-performing sectors included communication services and information technology, driven by investor enthusiasm for artificial intelligence-related companies. Financials also outperformed due to prospects for reduced regulatory oversight.
  Materials was the only sector to post negative performance during the period.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Initial Shares	24.67%	14.21%	12.81%
S&P 500® Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Net Assets	$ 3,443,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,909,942
Investment Company Portfolio Turnover	2.65%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$3,443	506	$7,909,942	2.65%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000005029 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Stock Index Fund, Inc.
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 24.34%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The U.S. equity markets posted healthy double-digit gains due to resilient economic growth, moderating inflation and rising corporate profits. Large-cap stocks outperformed mid- and small-cap shares by a considerable margin.
  Growth-oriented stocks outperformed value-oriented shares due to the improving economic outlook, rising corporate profits, and the prospect of lower interest rates.
  The best-performing sectors included communication services and information technology, driven by investor enthusiasm for artificial intelligence-related companies. Financials also outperformed due to prospects for reduced regulatory oversight.
  Materials was the only sector to post negative performance during the period.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Service Shares	24.34%	13.92%	12.53%
S&P 500® Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Net Assets	$ 3,443,000,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,909,942
Investment Company Portfolio Turnover	2.65%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$3,443	506	$7,909,942	2.65%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.